JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
LONG POSITIONS — 125.0%
COMMON STOCKS — 123.5%
Aerospace & Defense — 1.8%
Howmet Aerospace, Inc. *	102	3,280
Northrop Grumman Corp. (a)	45	14,569
Raytheon Technologies Corp.	353	27,243

		45,092

Airlines — 0.3%
Southwest Airlines Co. *	138	8,398

Auto Components — 1.1%
Aptiv plc *	69	9,520
Magna International, Inc. (Canada) (a)	214	18,831

		28,351

Banks — 3.9%
Bank of America Corp. (a)	601	23,248
First Republic Bank	33	5,562
SVB Financial Group *	19	9,306
Truist Financial Corp.	463	26,993
Wells Fargo & Co.	854	33,355

		98,464

Beverages — 1.9%
Coca-Cola Co. (The) (a)	429	22,608
Constellation Brands, Inc., Class A	27	6,139
PepsiCo, Inc. (a)	145	20,445

		49,192

Biotechnology — 3.3%
AbbVie, Inc.	350	37,913
Biogen, Inc. * (a)	49	13,824
BioMarin Pharmaceutical, Inc. *	50	3,810
Regeneron Pharmaceuticals, Inc. *	27	12,799
Vertex Pharmaceuticals, Inc. *	68	14,706

		83,052

Building Products — 1.7%
Fortune Brands Home & Security, Inc.	22	2,061
Trane Technologies plc	247	40,972

		43,033

Capital Markets — 2.9%
Charles Schwab Corp. (The)	384	25,013
CME Group, Inc.	50	10,252
Morgan Stanley (a)	448	34,820
State Street Corp.	32	2,708
T. Rowe Price Group, Inc.	13	2,235

		75,028

Chemicals — 4.6%
Air Products and Chemicals, Inc.	59	16,678
Celanese Corp.	135	20,273
DuPont de Nemours, Inc.	286	22,117
Eastman Chemical Co.	140	15,406
Linde plc (United Kingdom)	110	30,710
PPG Industries, Inc.	79	11,889

		117,073

Consumer Finance — 1.8%
American Express Co.	130	18,445
Capital One Financial Corp.	208	26,454

		44,899

Diversified Financial Services — 0.4%
Voya Financial, Inc.	159	10,122

Electric Utilities — 2.3%
Eversource Energy	51	4,440
NextEra Energy, Inc.	571	43,163
Xcel Energy, Inc.	185	12,320

		59,923

Electrical Equipment — 1.0%
Eaton Corp. plc	181	25,058

Energy Equipment & Services — 0.2%
Baker Hughes Co. (a)	246	5,314

Entertainment — 1.1%
Electronic Arts, Inc. (a)	28	3,846
Netflix, Inc. * (a)	42	21,869
Warner Music Group Corp., Class A (a)	100	3,438

		29,153

Equity Real Estate Investment Trusts (REITs) — 3.1%
Brixmor Property Group, Inc.	365	7,391
Camden Property Trust	30	3,335
Cousins Properties, Inc.	142	5,011
Equity LifeStyle Properties, Inc.	103	6,562
Host Hotels & Resorts, Inc. *	150	2,520
Invitation Homes, Inc.	80	2,545
Kimco Realty Corp.	89	1,664
Prologis, Inc.	162	17,121
SBA Communications Corp.	28	7,811
Sun Communities, Inc.	85	12,768
UDR, Inc.	151	6,637
Ventas, Inc.	100	5,311

		78,676

Food Products — 0.6%
Hershey Co. (The)	15	2,299
Mondelez International, Inc., Class A (a)	240	14,070

		16,369

Health Care Equipment & Supplies — 3.2%
Boston Scientific Corp. * (a)	612	23,646
Danaher Corp.	10	2,351
Intuitive Surgical, Inc. * (a)	6	4,377
Medtronic plc	153	18,090
Zimmer Biomet Holdings, Inc. (a)	202	32,259

		80,723

Health Care Providers & Services — 3.5%
Centene Corp. *	233	14,916
Cigna Corp. (a)	111	26,917
CVS Health Corp. (a)	67	5,057
UnitedHealth Group, Inc. (a)	111	41,267

		88,157

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Hotels, Restaurants & Leisure — 2.4%
Darden Restaurants, Inc.	27	3,833
Hilton Worldwide Holdings, Inc. *	65	7,840
Las Vegas Sands Corp. *	179	10,853
McDonald’s Corp.	79	17,755
Yum! Brands, Inc.	205	22,125

		62,406

Household Durables — 0.7%
KB Home	168	7,838
Lennar Corp., Class A	26	2,604
Toll Brothers, Inc.	142	8,031

		18,473

Household Products — 1.4%
Procter & Gamble Co. (The)	262	35,508

Insurance — 1.6%
Chubb Ltd.	106	16,765
Hartford Financial Services Group, Inc. (The) (a)	102	6,794
Marsh & McLennan Cos., Inc.	26	3,135
Progressive Corp. (The)	44	4,189
Prudential Financial, Inc.	121	11,059

		41,942

Interactive Media & Services — 8.0%
Alphabet, Inc., Class A * (a)	43	89,084
Alphabet, Inc., Class C * (a)	17	35,562
Facebook, Inc., Class A * (a)	256	75,263
ZoomInfo Technologies, Inc., Class A * (a)	65	3,169

		203,078

Internet & Direct Marketing Retail — 6.2%
Amazon.com, Inc. * (a)	42	129,747
Booking Holdings, Inc. *	12	28,012

		157,759

IT Services — 7.2%
Fiserv, Inc. * (a)	259	30,825
FleetCor Technologies, Inc. *	46	12,223
Mastercard, Inc., Class A (a)	222	79,035
PayPal Holdings, Inc.* (a)	145	35,146
WEX, Inc. *	131	27,415

		184,644

Life Sciences Tools & Services — 1.3%
Thermo Fisher Scientific, Inc. (a)	72	32,909

Machinery — 4.8%
Deere & Co.	60	22,340
Ingersoll Rand, Inc. *	647	31,826
Parker-Hannifin Corp.	95	29,946
Stanley Black & Decker, Inc.	193	38,560

		122,672

Media — 2.8%
Charter Communications, Inc., Class A * (a)	36	22,338
Comcast Corp., Class A (a)	633	34,275
Discovery, Inc., Class C *	383	14,118

		70,731

Metals & Mining — 0.3%
Freeport-McMoRan, Inc. *	260	8,565

Multi-Utilities — 0.6%
Ameren Corp.	106	8,615
CenterPoint Energy, Inc.	101	2,289
Sempra Energy (a)	32	4,275

		15,179

Oil, Gas & Consumable Fuels — 4.8%
Cheniere Energy, Inc. *	90	6,479
Chevron Corp.	180	18,852
Cimarex Energy Co. (a)	60	3,539
ConocoPhillips (a)	487	25,791
Diamondback Energy, Inc.	509	37,401
Pioneer Natural Resources Co. (a)	133	21,198
Williams Cos., Inc. (The)	358	8,473

		121,733

Personal Products — 0.9%
Estee Lauder Cos., Inc. (The), Class A	78	22,724

Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co. (a)	447	28,202
Elanco Animal Health, Inc. *	196	5,761
Eli Lilly and Co.	147	27,494
Johnson & Johnson	57	9,387
Merck & Co., Inc.	125	9,614

		80,458

Professional Services — 1.2%
Booz Allen Hamilton Holding Corp.	47	3,789
IHS Markit Ltd.	24	2,357
Leidos Holdings, Inc.	263	25,301

		31,447

Road & Rail — 5.2%
Canadian Pacific Railway Ltd. (Canada)	11	4,189
CSX Corp.	158	15,230
Lyft, Inc., Class A *	567	35,813
Norfolk Southern Corp. (a)	188	50,546
Uber Technologies, Inc. *	123	6,700
Union Pacific Corp. (a)	91	20,018

		132,496

Semiconductors & Semiconductor Equipment — 9.9%
Advanced Micro Devices, Inc. *	358	28,079
Analog Devices, Inc. (a)	318	49,270
Applied Materials, Inc.	156	20,781
KLA Corp.	10	3,395
Lam Research Corp.	61	36,161
Marvell Technology Group Ltd.	61	2,997
Microchip Technology, Inc. (a)	11	1,774
Micron Technology, Inc. * (a)	86	7,608
NVIDIA Corp. (a)	41	21,753
NXP Semiconductors NV (Netherlands)	348	69,970
ON Semiconductor Corp. *	61	2,549
Texas Instruments, Inc. (a)	38	7,158

		251,495

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Software — 9.9%
Ceridian HCM Holding, Inc. *	277	23,304
Coupa Software, Inc. *	37	9,404
Intuit, Inc.	70	26,651
Microsoft Corp. (a)	703	165,750
Oracle Corp.	36	2,503
Paylocity Holding Corp. *	33	5,902
salesforce.com, Inc. * (a)	35	7,352
Workday, Inc., Class A *	59	14,583

		255,449

Specialty Retail — 5.0%
AutoZone, Inc. * (a)	13	17,613
Best Buy Co., Inc.	35	3,988
Burlington Stores, Inc. *	13	3,827
Home Depot, Inc. (The) (a)	44	13,332
Lowe’s Cos., Inc.	217	41,245
O’Reilly Automotive, Inc. *	73	36,800
TJX Cos., Inc. (The)	171	11,341

		128,146

Technology Hardware, Storage & Peripherals — 5.3%
Apple, Inc. (a)	848	103,563
Hewlett Packard Enterprise Co.	301	4,744
Seagate Technology plc	342	26,281

		134,588

Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc., Class B	197	26,152
Ralph Lauren Corp. *	23	2,776

		28,928

Water Utilities — 0.1%
American Water Works Co., Inc.	15	2,309

Wireless Telecommunication Services — 0.9%
T-Mobile US, Inc. *	186	23,292

TOTAL COMMON STOCKS (Cost $1,640,563)		3,153,008

SHORT-TERM INVESTMENTS — 1.5%
INVESTMENT COMPANIES — 1.5%
JPMorgan Prime Money Market Fund Class IM Shares, 0.10% (b) (c) (Cost $38,800)	38,781	38,800

TOTAL LONG POSITIONS (Cost $1,679,363)		3,191,808

SHORT POSITIONS — (25.0)%
COMMON STOCKS — (25.0)%
Aerospace & Defense — (0.7)%
Boeing Co. (The) *	(14)	(3,506)
HEICO Corp.	(31)	(3,932)
Huntington Ingalls Industries, Inc.	(27)	(5,498)
L3Harris Technologies, Inc.	(6)	(1,223)
Lockheed Martin Corp.	(4)	(1,377)
Textron, Inc.	(51)	(2,866)

		(18,402)

Air Freight & Logistics — (0.4)%
CH Robinson Worldwide, Inc.	(45)	(4,254)
Expeditors International of Washington, Inc.	(49)	(5,285)

		(9,539)

Auto Components — (0.2)%
Autoliv, Inc. (Sweden) *	(45)	(4,200)

Banks — (0.5)%
Huntington Bancshares, Inc.	(87)	(1,373)
PNC Financial Services Group, Inc. (The)	(58)	(10,150)

		(11,523)

Beverages — 0.0% (d)
Brown-Forman Corp., Class B	(15)	(1,001)

Biotechnology — (0.6)%
Amgen, Inc.	(26)	(6,469)
Gilead Sciences, Inc.	(126)	(8,132)

		(14,601)

Capital Markets — (1.0)%
BlackRock, Inc.	(7)	(5,263)
Franklin Resources, Inc.	(38)	(1,112)
Moody’s Corp.	(21)	(6,389)
MSCI, Inc.	(6)	(2,519)
Nasdaq, Inc.	(31)	(4,566)
Northern Trust Corp.	(54)	(5,624)

		(25,473)

Chemicals — (0.4)%
Albemarle Corp.	(13)	(1,855)
Ecolab, Inc.	(11)	(2,388)
RPM International, Inc.	(31)	(2,814)
Sherwin-Williams Co. (The)	(3)	(2,437)

		(9,494)

Commercial Services & Supplies — (0.2)%
Republic Services, Inc.	(54)	(5,364)

Containers & Packaging — (1.0)%
Avery Dennison Corp.	(17)	(3,073)
Ball Corp.	(21)	(1,748)
International Paper Co.	(188)	(10,176)
Sealed Air Corp.	(29)	(1,334)
Silgan Holdings, Inc.	(67)	(2,797)
Sonoco Products Co.	(94)	(5,933)

		(25,061)

Diversified Telecommunication Services — (0.9)%
AT&T, Inc.	(346)	(10,467)
Lumen Technologies, Inc.	(552)	(7,372)
Verizon Communications, Inc.	(90)	(5,247)

		(23,086)

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Electric Utilities — (0.6)%
American Electric Power Co., Inc.	(88)	(7,495)
Southern Co. (The)	(106)	(6,617)

		(14,112)

Electrical Equipment — (0.5)%
Acuity Brands, Inc.	(56)	(9,261)
Hubbell, Inc.	(15)	(2,786)

		(12,047)

Electronic Equipment, Instruments & Components — (0.2)%
Cognex Corp.	(66)	(5,516)

Energy Equipment & Services — (0.4)%
Halliburton Co.	(355)	(7,618)
Schlumberger NV	(121)	(3,282)

		(10,900)

Entertainment — (0.8)%
Spotify Technology SA *	(36)	(9,547)
Take-Two Interactive Software, Inc. *	(40)	(7,079)
Walt Disney Co. (The) *	(18)	(3,361)

		(19,987)

Equity Real Estate Investment Trusts (REITs) — (1.6)%
AvalonBay Communities, Inc.	(14)	(2,588)
Crown Castle International Corp.	(8)	(1,437)
Duke Realty Corp.	(113)	(4,734)
Equity Residential	(57)	(4,061)
Extra Space Storage, Inc.	(6)	(835)
Iron Mountain, Inc.	(279)	(10,325)
National Retail Properties, Inc.	(149)	(6,568)
Simon Property Group, Inc.	(62)	(7,086)
SL Green Realty Corp.	(43)	(3,000)
Vornado Realty Trust	(41)	(1,841)

		(42,475)

Food & Staples Retailing — (1.5)%
Costco Wholesale Corp.	(6)	(2,270)
Kroger Co. (The)	(468)	(16,828)
Walgreens Boots Alliance, Inc.	(112)	(6,150)
Walmart, Inc.	(103)	(13,937)

		(39,185)

Food Products — (0.8)%
Campbell Soup Co.	(129)	(6,485)
Conagra Brands, Inc.	(73)	(2,729)
General Mills, Inc.	(83)	(5,115)
Kellogg Co.	(88)	(5,550)

		(19,879)

Health Care Equipment & Supplies — (0.4)%
Stryker Corp.	(40)	(9,657)

Health Care Providers & Services — (0.2)%
Humana, Inc.	(9)	(3,858)

Health Care Technology — (0.3)%
Cerner Corp.	(95)	(6,824)

Hotels, Restaurants & Leisure — (0.1)%
Chipotle Mexican Grill, Inc. *	(2)	(2,285)

Household Durables — (0.1)%
NVR, Inc. *	– (e)	(1,239)
PulteGroup, Inc.	(26)	(1,356)

		(2,595)

Household Products — (0.7)%
Clorox Co. (The)	(65)	(12,475)
Colgate-Palmolive Co.	(56)	(4,435)

		(16,910)

Industrial Conglomerates — (0.8)%
3M Co.	(64)	(12,414)
General Electric Co.	(687)	(9,018)

		(21,432)

Insurance — (0.6)%
Aflac, Inc.	(24)	(1,251)
Allstate Corp. (The)	(63)	(7,292)
Axis Capital Holdings Ltd.	(26)	(1,279)
Travelers Cos., Inc. (The)	(33)	(4,947)

		(14,769)

IT Services — (1.2)%
Automatic Data Processing, Inc.	(7)	(1,330)
Cognizant Technology Solutions Corp., Class A	(36)	(2,810)
Infosys Ltd., ADR (India)	(188)	(3,510)
International Business Machines Corp.	(12)	(1,604)
Jack Henry & Associates, Inc.	(34)	(5,110)
Paychex, Inc.	(72)	(7,034)
Snowflake, Inc., Class A *	(12)	(2,706)
Western Union Co. (The)	(270)	(6,667)

		(30,771)

Life Sciences Tools & Services — (0.1)%
Waters Corp. *	(9)	(2,521)

Machinery — (0.8)%
Caterpillar, Inc.	(36)	(8,365)
Illinois Tool Works, Inc.	(44)	(9,789)
PACCAR, Inc.	(14)	(1,310)

		(19,464)

Media — (1.7)%
Discovery, Inc., Class A *	(327)	(14,224)
Interpublic Group of Cos., Inc. (The)	(329)	(9,594)
Omnicom Group, Inc.	(68)	(5,035)
Sirius XM Holdings, Inc.	(475)	(2,895)
ViacomCBS, Inc.	(316)	(14,254)

		(46,002)

Multiline Retail — (0.3)%
Macy’s, Inc. *	(340)	(5,504)
Target Corp.	(14)	(2,835)

		(8,339)

Multi-Utilities — (0.5)%
Consolidated Edison, Inc.	(158)	(11,781)

Oil, Gas & Consumable Fuels — (1.6)%
APA Corp. *	(91)	(1,631)
Devon Energy Corp.	(278)	(6,074)
Enbridge, Inc. (Canada)	(384)	(13,975)
Exxon Mobil Corp.	(164)	(9,154)
Hess Corp.	(124)	(8,781)
Marathon Oil Corp.	(418)	(4,465)

		(44,080)

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Paper & Forest Products — (0.1)%
Domtar Corp.	(37)	(1,359)

Pharmaceuticals — (0.4)%
Pfizer, Inc.	(256)	(9,285)

Professional Services — (0.1)%
TransUnion	(28)	(2,520)

Road & Rail — (0.4)%
Canadian National Railway Co. (Canada)	(31)	(3,617)
JB Hunt Transport Services, Inc.	(16)	(2,719)
Werner Enterprises, Inc.	(85)	(4,006)

		(10,342)

Semiconductors & Semiconductor Equipment — (1.5)%
Broadcom, Inc.	(21)	(9,706)
Intel Corp.	(193)	(12,322)
QUALCOMM, Inc.	(59)	(7,773)
Teradyne, Inc.	(34)	(4,108)
Universal Display Corp.	(17)	(4,125)

		(38,034)

Software — (0.3)%
Adobe, Inc. *	(7)	(3,351)
Anaplan, Inc. *	(15)	(805)
Citrix Systems, Inc.	(9)	(1,298)
Palantir Technologies, Inc., Class A *	(54)	(1,268)
VMware, Inc., Class A *	(8)	(1,232)

		(7,954)

Technology Hardware, Storage & Peripherals — (0.4)%
HP, Inc.	(138)	(4,387)
Western Digital Corp.	(68)	(4,552)
Xerox Holdings Corp.	(99)	(2,394)

		(11,333)

Textiles, Apparel & Luxury Goods — 0.0% (d)
Lululemon Athletica, Inc. *	(4)	(1,225)

Water Utilities — (0.1)%
Essential Utilities, Inc.	(54)	(2,410)

TOTAL COMMON STOCKS (Proceeds $(589,680))		(637,595)

TOTAL SHORT POSITIONS (Proceeds $(589,680))		(637,595)

Total Investments — 100.0% (Cost $1,089,683)		2,554,213
Liabilities in Excess of Other Assets — 0.0% (d)		(1,784)

Net Assets — 100.0%		2,552,429

Percentages indicated are based on net assets.

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Abbreviations

ADR	American Depositary Receipt

(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $881,313.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2021.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	Amount rounds to less than one thousand.
*	Non-income producing security.

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,191,808	$—	$—	$3,191,808

Total Liabilities for Securities Sold Short (a)	$(637,595)	$—	$—	$(637,595)

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Shares at March 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.10% (a) (b)	$35,661	$732,368	$729,220	$(5)	$(4)	$38,800	38,781	$24	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.